Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Financial derivatives
Financial derivatives, payable	€ (68,152)	€ (73,663)
Financial derivatives, receivable	73,714	82,758
Financial derivatives	5,562	9,095
Effect of discount/financing rates	(4,399)	(6,804)
Financial derivative net receivable	1,163	2,291
Within one year
Financial derivatives
Financial derivatives, payable	(9,341)	(8,207)
Financial derivatives, receivable	9,866	8,792
Financial derivatives	525	585
In one to two years
Financial derivatives
Financial derivatives, payable	(2,924)	(5,780)
Financial derivatives, receivable	3,266	6,180
Financial derivatives	342	400
In two to three years
Financial derivatives
Financial derivatives, payable	(3,001)	(2,363)
Financial derivatives, receivable	3,425	2,807
Financial derivatives	424	444
In three to four years
Financial derivatives
Financial derivatives, payable	(4,056)	(5,782)
Financial derivatives, receivable	4,343	6,326
Financial derivatives	287	544
In four to five years
Financial derivatives
Financial derivatives, payable	(2,168)	(4,174)
Financial derivatives, receivable	2,483	4,666
Financial derivatives	315	492
In more than five years
Financial derivatives
Financial derivatives, payable	(46,662)	(47,357)
Financial derivatives, receivable	50,331	53,987
Financial derivatives	€ 3,669	€ 6,630